Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities:
Net Loss	$ (2,270,828)	$ (696,079)	$ (1,047,423)	$ (66,778)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	1,250,726	211,304	457,803	0
Bad debt expense	28,682	0	9,511	0
Equity in loss (income) of unconsolidated affiliates	32,958	(12,565)	(3,813)	15,805
Gain on sale of investment in unconsolidated affiliate			(78,150)	0
Changes in operating assets and liabilities:
Accounts receivable	(93,503)	(226,112)	(286,262)	0
Prepaid expenses	(306,607)	(57,181)	(70,484)	3,000
Accounts payable and accrued expenses	187,112	214,116	155,020	(6,127)
Accrued interest	1,644	17,475	20,238	4,249
Deferred revenue	71,332	6,000	30,204	0
Net Cash Used in Operating Activities	(1,098,484)	(543,042)	(813,356)	(49,851)
Cash Flows from Investing Activities:
Deposits to restricted cash	(227,943)	0	0	0
Purchase of equipment	(504,597)	0	0	0
Business acquisitions, net of cash acquired	(10,401,952)	(9,924,565)	(9,924,565)	0
Acquisition of investment in unconsolidated affiliate	(258,166)	0	(670,232)	0
Distributions from unconsolidated affiliates	16,515	0
Purchase of convertible note receivable	(100,000)	0	(124,905)	0
Net Cash Used in Investing Activities	(11,476,143)	(9,924,565)	(10,719,702)	0
Cash Flows from Financing Activities:
Proceeds from notes payable to stockholders	0	219,000	219,000	43,500
Payments on notes payable to stockholders	0	(3,500)	(3,500)	(20,000)
Proceeds from issuance of stock	41,761,319	24,500,000	24,500,000	0
Contribution of capital	0	5,163	5,163	0
Net Cash Provided by Financing Activities	41,761,319	24,720,663	24,720,663	23,500
Net Increase in Cash	29,186,692	14,253,056	13,187,605	(26,351)
Cash, Beginning of Period	13,189,066	1,461	1,461	27,812
Cash, End of Period	42,375,758	14,254,517	13,189,066	1,461
Interest Paid in Cash	596	2,270	2,270	23,883
Income Taxes Paid in Cash	0	0	0	0
Supplemental Schedules of Non-cash Financing Activities
Restructure of notes payable, stockholders	0	398,224	398,224	0
Restructure of note payable, former stockholder	0	135,494	135,494	0
Payables due on acquisitions	126,500
Notes payable and accrued interest converted to common stock	106,028	505,154	505,154	0
Distribution from unconsolidated affiliate applied to note payable, former stockholder	$ 0	$ 32,000	32,000	0
Note payable and accrued interest exchanged for investment in unconsolidated affiliate				0
Decrease in investment in unconsolidated affiliate			$ 31,780	$ 0